UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                        ICM SMALL COMPANY PORTFOLIO
                                                                         JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.3%
--------------------------------------------------------------------------------------------------
                                                                         SHARES         VALUE
                                                                       ----------   --------------
AUTO & TRANSPORTATION -- 6.4%
    American Axle & Manufacturing Holdings                                455,000   $   12,535,250
    BorgWarner                                                            420,600       24,466,302
    Celadon Group*                                                        206,500        4,115,545
    CSK Auto*                                                             474,200        8,872,282
    ExpressJet Holdings*                                                   23,900          247,365
    Group 1 Automotive*                                                   274,800        7,980,192
    JLG Industries                                                        545,400       17,092,836
    Swift Transportation*                                                 748,300       16,455,117
    TBC*                                                                  251,200        7,126,544
                                                                                    --------------
                                                                                        98,891,433
                                                                                    --------------
CONSUMER DISCRETIONARY -- 17.7%
    4Kids Entertainment*                                                  372,000        7,477,200
    Action Performance                                                    361,000        3,086,550
    American Woodmark                                                       5,900          207,739
    Brown Shoe                                                            260,000       10,257,000
    Buckle                                                                170,200        7,356,044
    CBRL Group                                                            294,200       11,523,814
    Corinthian Colleges*                                                  551,600        7,573,468
    Finlay Enterprises*                                                   150,100        1,921,265
    Fred's                                                                369,400        7,129,420
    FTI Consulting*                                                       375,000        9,037,500
    Furniture Brands International                                        404,500        7,750,220
    G&K Services, Cl A                                                    227,500        9,054,500
    Genlyte Group*                                                        160,800        8,261,904
    Haverty Furniture                                                     325,000        4,345,250
    John B. Sanfilippo & Son*                                             249,800        5,675,456
    MAXIMUS                                                               463,000       17,677,340
    Men's Wearhouse*                                                      546,000       19,634,160
    Mohawk Industries*                                                     91,000        7,991,620
    Navigant International*                                               471,400        6,293,190
    Pier 1 Imports                                                        384,300        5,464,746
    ProQuest*                                                             374,100       12,962,565
    Ralcorp Holdings                                                      414,600       17,827,800
    Ruby Tuesday                                                          444,500       11,121,390
    Scholastic*                                                           239,100        8,839,527
    ShopKo Stores*                                                        353,900        9,006,755
    Standard Parking*                                                     155,000        2,709,400
    Tetra Tech*                                                           828,000       12,444,840
    Thomas Nelson                                                         337,000        7,697,080
    Toro                                                                  260,300       10,474,472
    West*                                                                 556,100       22,238,439
                                                                                    --------------
                                                                                       273,040,654
                                                                                    --------------
ENERGY -- 6.5%
    Equitable Resources                                                   313,500       22,274,175
    Oceaneering International*                                            472,300       20,261,670
    Penn Virginia                                                         525,800       28,366,910
    St. Mary Land & Exploration                                           525,800       16,615,280
    Unit*                                                                 262,900       12,487,750
                                                                                    --------------
                                                                                       100,005,785
                                                                                    --------------




THE ADVISORS' INNER CIRCLE FUND                                        ICM SMALL COMPANY PORTFOLIO
                                                                         JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------------
                                                                         SHARES         VALUE
                                                                       ----------   --------------
FINANCIAL SERVICES -- 11.4%
    Capital Corp of the West                                               75,780   $    2,438,601
    Coinstar*                                                             504,400       10,378,030
    Colonial BancGroup                                                    428,000        9,959,560
    CVB Financial                                                         431,000        9,262,190
    Dime Community Bancshares                                             560,100        9,084,822
    First Niagara Financial Group                                         543,000        7,998,390
    Hanmi Financial                                                       416,208        7,907,952
    Heritage Commerce*                                                     25,600          505,600
    Hub International                                                     459,600        9,582,660
    Investors Financial Services                                          311,400       10,718,388
    John H. Harland                                                       445,200       17,198,076
    NDCHealth                                                             535,000        9,587,200
    Prosperity Bancshares                                                 495,500       15,261,400
    Reinsurance Group of America                                          157,700        6,650,209
    Scottish Re Group                                                     628,500       15,115,425
    Sterling Bancorp                                                      179,580        4,040,550
    Triad Guaranty*                                                       192,100        9,218,879
    UCBH Holdings                                                         525,800        9,606,366
    Waddell & Reed Financial                                              150,300        2,920,329
    West Coast Bancorp                                                    310,300        8,129,860
                                                                                    --------------
                                                                                       175,564,487
                                                                                    --------------
HEALTH CARE -- 8.8%
    Apria Healthcare Group*                                               439,800       14,834,454
    Bio-Rad Laboratories, Cl A*                                           294,100       17,654,823
    Conmed*                                                               505,600       15,223,616
    Covance*                                                              254,900       12,630,295
    Dentsply International                                                300,000       16,725,000
    Genesis HealthCare*                                                   265,400       11,935,038
    Hooper Holmes                                                       1,102,600        4,630,920
    Medical Action Industries*                                            170,000        3,214,700
    Merit Medical Systems*                                                153,200        2,639,636
    Omnicare                                                              530,900       24,474,490
    Quinton Cardiology Systems*                                           574,000        5,137,300
    Vital Signs                                                           130,400        5,891,472
                                                                                    --------------
                                                                                       134,991,744
                                                                                    --------------
MATERIALS & PROCESSING -- 14.4%
    Albany International                                                   12,700          445,008
    AptarGroup                                                            444,900       22,178,265
    Armor Holdings*                                                       409,500       16,740,360
    Cambrex                                                               444,900        8,751,183
    Carpenter Technology                                                   98,000        6,138,720
    Clarcor                                                               610,200       19,038,240
    Eagle Materials                                                       151,700       15,579,590
    Gibraltar Industries                                                  297,300        7,126,281
    Griffon*                                                              808,900       20,910,065
    Hughes Supply                                                         752,400       21,383,208
    Kaydon                                                                285,100        8,798,186
    MacDermid                                                             525,800       17,403,980
    Michael Baker*                                                        141,100        3,266,465
    Minerals Technologies                                                 208,100       12,952,144
    Nordson                                                               218,700        7,298,019
    Northwest Pipe*                                                       175,000        4,551,750
    Precision Castparts                                                   105,297        9,474,624




THE ADVISORS' INNER CIRCLE FUND                                        ICM SMALL COMPANY PORTFOLIO
                                                                         JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------------
                                                                         SHARES         VALUE
                                                                       ----------   --------------
MATERIALS & PROCESSING -- CONTINUED
    Quaker Chemical                                                       303,300   $    5,611,050
    Spartech                                                              758,400       14,204,832
                                                                                    --------------
                                                                                       221,851,970
                                                                                    --------------
PRODUCER DURABLES -- 11.9%
    Ametek                                                                586,500       24,163,800
    Belden CDT                                                            295,300        6,555,660
    Bucyrus International, Cl A                                           196,000        8,353,520
    C&D Technologies                                                      184,900        1,861,943
    Diebold                                                               319,000       15,847,920
    Entegris*                                                             923,600       10,870,772
    ESCO Technologies*                                                    183,400       20,104,308
    HEICO, Cl A                                                           751,900       14,195,872
    MDC Holdings                                                          266,000       22,721,720
    Quixote                                                               283,100        5,755,423
    Regal-Beloit                                                          384,200       12,102,300
    Ryland Group                                                          228,000       18,422,400
    Technitrol                                                            116,300        1,504,922
    Teleflex                                                              125,000        8,291,250
    Ultratech*                                                            429,700        9,371,757
    Woodhead Industries                                                   242,700        3,453,621
                                                                                    --------------
                                                                                       183,577,188
                                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS -- 5.3%
    AMLI Residential Properties Trust                                     217,900        7,035,991
    Camden Property Trust                                                 141,600        7,827,648
    First Industrial Realty Trust                                         126,400        5,217,792
    LaSalle Hotel Properties                                              250,000        8,705,000
    Liberty Property Trust                                                177,000        7,943,760
    Mack-Cali Realty                                                      101,100        4,843,701
    Mills                                                                 237,600       15,458,256
    Parkway Properties                                                    101,100        5,413,905
    Prentiss Properties Trust                                             177,000        7,163,190
    Ramco-Gershenson Properties                                           140,700        4,192,860
    Reckson Associates Realty                                             202,200        7,101,264
                                                                                    --------------
                                                                                        80,903,367
                                                                                    --------------
TECHNOLOGY -- 13.1%
    Adaptec*                                                            1,476,300        5,683,755
    Analogic                                                              161,000        8,270,570
    Ansys*                                                                151,600        5,512,176
    Catapult Communications*                                               80,500        1,312,150
    CommScope*                                                            719,000       12,143,910
    EMS Technologies*                                                     365,700        5,576,925
    Excel Technology*                                                     172,000        4,282,800
    Imation                                                               527,800       22,880,130
    Insight Enterprises*                                                  380,200        7,756,080
    Itron*                                                                470,600       22,800,570
    Kemet*                                                                938,300        7,862,954
    Mantech International*                                                285,500        8,996,105
    Mentor Graphics*                                                      822,500        7,657,475
    Moldflow*                                                             194,000        3,038,040
    Mykrolis*                                                             738,100       12,031,030
    Progress Software*                                                    103,400        3,214,706
    Radisys*                                                              755,000       13,091,700




THE ADVISORS' INNER CIRCLE FUND                                        ICM SMALL COMPANY PORTFOLIO
                                                                         JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------------
                                                                         SHARES         VALUE
                                                                       ----------   --------------
TECHNOLOGY -- CONTINUED
    Rogers*                                                               242,000   $    9,878,440
    Tekelec*                                                              590,300        9,804,883
    THQ*                                                                  310,100       10,847,298
    Trimble Navigation*                                                   326,500       12,720,440
    Varian Semiconductor Equipment Associates*                            140,500        5,833,560
                                                                                    --------------
                                                                                       201,195,697
                                                                                    --------------
UTILITIES -- 0.8%
    Intrado*                                                              341,000        5,561,710
    Iowa Telecommunications Services                                      388,500        7,373,730
                                                                                    --------------
                                                                                        12,935,440
                                                                                    --------------
    TOTAL COMMON STOCK
        (Cost $914,451,915)                                                          1,482,957,765
                                                                                    --------------
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
--------------------------------------------------------------------------------------------------
    Morgan Stanley 3.10%, dated 07/29/05, to be repurchased on
    08/01/05, repurchase price $61,404,972, (collateralized by various U.S. Government obligations, par values ranging from
    $2,310,000 to $42,493,001.47, 8.125% to 8.625%, 10/15/19 to
    01/15/21, total market value $63,306,377)
    (Cost $61,389,113)                                                 61,389,113       61,389,113
                                                                                    --------------

    TOTAL INVESTMENTS -- 100.3%+
        (Cost $975,841,028)                                                         $1,544,346,878
                                                                                    ==============



         PERCENTAGES ARE BASED ON NET ASSETS OF $1,539,948,820.

       * NON-INCOME PRODUCING SECURITY

      CL  -- CLASS

       + AT JULY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
         $975,841,028, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $602,076,037 AND $(33,570,187) RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 ICM-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.